Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Income Taxes Continuing Operations [Abstract]
Provision for Income Taxes

The provision for income taxes is:

For the years ended December 31,	2017	2016	2015

Current Tax
Canada	(217)	(260)	441
United States	(38)	1	(12)
Current Tax Expense (Recovery)	(255)	(259)	429
Deferred Tax Expense (Recovery)	203	(84)	(453)
Tax Expense (Recovery) From Continuing Operations	(52)	(343)	(24)

Reconciliation of Income Taxes Calculated at Statutory Rate

The following table reconciles income taxes calculated at the Canadian statutory rate with recorded income taxes:

For the years ended December 31,	2017	2016	2015

Earnings (Loss) From Continuing Operations Before Income Tax	2,216	(802)	890
Canadian Statutory Rate	27.0%	27.0%	26.1%
Expected Income Tax Expense (Recovery) From Continuing Operations	598	(217)	232
Effect of Taxes Resulting From:
Foreign Tax Rate Differential	(17)	(46)	(41)
Non-Taxable Capital (Gains) Losses	(148)	(26)	137
Non-Recognition of Capital (Gains) Losses	(118)	(26)	135
Adjustments Arising From Prior Year Tax Filings	(41)	(46)	(55)
(Recognition) of Previously Unrecognized Capital Losses	(68)	-	(149)
(Recognition) of U.S. Tax Basis	-	-	(415)
Change in Statutory Rate	(275)	-	114
Non-Deductible Expenses	(5)	5	7
Other	22	13	11
Total Tax Expense (Recovery) From Continuing Operations	(52)	(343)	(24)
Effective Tax Rate	(2.3)%	42.8%	(2.7)%

Deferred Income Tax Liabilities and Deferred Income Tax Assets

The analysis of deferred income tax liabilities and deferred income tax assets is as follows:

As at December 31,	2017	2016

Deferred Income Tax Liabilities
Deferred Tax Liabilities to be Settled Within 12 Months	186	6
Deferred Tax Liabilities to be Settled After More Than 12 Months	6,229	3,147
	6,415	3,153
Deferred Income Tax Assets
Deferred Tax Assets to be Recovered Within 12 Months	(374)	(117)
Deferred Tax Assets to be Recovered After More Than 12 Months	(428)	(451)
	(802)	(568)
Net Deferred Income Tax Liability	5,613	2,585

Schedule of Movement in Deferred Income Tax Liabilities and Assets

The movement in deferred income tax liabilities and assets, without taking into consideration the offsetting of balances within the same tax jurisdiction, is:

Deferred Income Tax Liabilities	PP&E	Timing of Partnership Items	Risk Management	Other	Total

As at December 31, 2015	3,052	-	82	17	3,151
Charged (Credited) to Earnings	118	-	(76)	(16)	26
Charged (Credited) to OCI	(24)	-	-	-	(24)
As at December 31, 2016	3,146	-	6	1	3,153
Charged (Credited) to Earnings	625	164	11	1	801
Charged (Credited) to Purchase Price Allocation	2,506	-	-	-	2,506
Charged (Credited) to OCI	(45)	-	-	-	(45)
As at December 31, 2017	6,232	164	17	2	6,415
Deferred Income Tax Assets	Unused Tax Losses	Timing of Partnership Items	Risk Management	Other	Total

As at December 31, 2015	(172)	(36)	(8)	(119)	(335)
Charged (Credited) to Earnings	(102)	36	(77)	(92)	(235)
Charged (Credited) to OCI	4	-	-	(2)	2
As at December 31, 2016	(270)	-	(85)	(213)	(568)
Charged (Credited) to Earnings	67	-	(198)	(87)	(218)
Charged (Credited) to Share Capital	-	-	-	(28)	(28)
Charged (Credited) to OCI	12	-	-	-	12
As at December 31, 2017	(191)	-	(283)	(328)	(802)

Net Deferred Income Tax Liabilities	Total

Net Deferred Income Tax Liabilities as at December 31, 2015	2,816
Charged (Credited) to Earnings	(209)
Charged (Credited) to OCI	(22)
Net Deferred Income Tax Liabilities as at December 31, 2016	2,585
Charged (Credited) to Earnings	583
Charged (Credited) to Purchase Price Allocation	2,506
Charged (Credited) to Share Capital	(28)
Charged (Credited) to OCI	(33)
Net Deferred Income Tax Liabilities as at December 31, 2017	5,613

Schedule of Amounts of Tax Pools Available, Including Tax Losses	The approximate amounts of tax pools available, including tax losses, are:

As at December 31,	2017	2016

Canada	8,317	4,273
United States	1,714	2,036
	10,031	6,309